10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of reconciliation of income taxes at statutory rates

	Year Ended December 31, 2012	Year Ended December 31, 2011

Loss for the year	$(14,866,359)	$(21,969,902)
Statutory rate	25.0%	26.5%
Expected income tax recovery	(3,716,590)	(5,822,024)
Permanent differences and other	270,521	(22,083)
Difference in foreign tax rates and enacted tax rates	(577,544)	(1,152,540)
Change in valuation allowance	4,353,383	2,014,763
Withholding taxes	-	152,190
Total income tax expense (recovery)	$329,770	$(4,829,694)

Current income tax expense	$-	$152,190
Deferred income tax expense (recovery)	329,770	(4,981,884)
Total income taxes	$329,770	$(4,829,694)

Schedule of deferred income tax assets and liabilities

	Year Ended December 31, 2012	Year Ended December 31, 2011

Deferred income tax assets:
Non-capital loss carry forward	$18,940,044	$16,310,423
Resource expenditures	9,116,317	6,717,013
Equipment	127,684	76,811
Share issue and legal costs	248,806	318,999
Other	317,704	255,619
	28,750,555	23,678,865
Valuation allowance	(22,362,426)	(18,009,043)
Net deferred income tax assets	$6,388,129	$5,669,822

Deferred income tax liabilities:
Mineral property interests	$(16,110,513)	$(15,062,436)
Net deferred income tax liabilities	$(16,110,513)	$(15,062,436)

Net deferred income tax liabilities	$(9,722,384)	$(9,392,614)